UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================

                               THE ANALYTIC FUNDS

                            (ANALYTIC INVESTORS LOGO)

                               SEMI-ANNUAL REPORT
                                  June 30, 2008

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC SHORT-TERM INCOME FUND

                         ANALYTIC GLOBAL LONG-SHORT FUND

================================================================================

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2008

                                TABLE OF CONTENTS

Schedules of Investments
   Short-Term Income Fund .................................................    1
   Global Long-Short Fund .................................................    4
Statements of Assets and Liabilities.......................................   14
Statements of Operations ..................................................   15
Statements of Changes in Net Assets .......................................   16
Statement of Cash Flows ...................................................   17
Financial Highlights
   Short-Term Income Fund .................................................   18
   Global Long-Short Fund .................................................   19
Notes to Financial Statements .............................................   20
Disclosure of Fund Expenses ...............................................   29

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

U.S. Government Agency Obligations   57.9%
U.S. Treasury Obligations            38.6%
Cash Equivalent                       3.5%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.5%

                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------
FEDERAL HOME LOAN BANK -- 10.8%
      5.375%, 07/17/09 .............................   $ 3,000,000   $ 3,075,570
      5.000%, 09/18/09 .............................     2,000,000     2,049,294
      4.875%, 05/14/10 .............................     2,000,000     2,060,992
      3.625%, 12/17/10 .............................     1,500,000     1,507,614
                                                                     -----------
                                                                       8,693,470
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.0%
      6.000%, 06/15/11 .............................     2,000,000     2,134,400
      5.625%, 03/15/11 .............................     1,800,000     1,896,770
      5.125%, 08/23/10 .............................     3,889,000     4,037,423
      4.125%, 10/18/10 .............................     3,000,000     3,052,608
      4.125%, 07/12/10 .............................     5,000,000     5,088,015
                                                                     -----------
                                                                      16,209,216
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 26.7%
      7.125%, 06/15/10 .............................     4,000,000     4,295,320
      6.625%, 11/15/10 .............................     1,000,000     1,073,964
      5.375%, 08/15/09 .............................     2,000,000     2,054,702
      4.750%, 12/15/10 .............................     3,400,000     3,507,671
      4.750%, 03/12/10 .............................     3,000,000     3,081,162
      4.625%, 12/15/09 .............................     2,000,000     2,046,950
      4.375%, 09/13/10 .............................     2,000,000     2,045,286
      3.375%, 05/19/11 .............................     2,000,000     1,990,136
      2.750%, 04/11/11 .............................     1,500,000     1,469,801
                                                                     -----------
                                                                      21,564,992
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $45,577,964) ...........................                  46,467,678
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2008 (UNAUDITED)

U.S. TREASURY OBLIGATIONS (A) -- 38.3%

                                                           FACE
                                                         AMOUNT/
                                                         SHARES/
                                                        CONTRACTS       VALUE
                                                       -----------   -----------
   U.S. Treasury Bills
      1.919%, 12/04/08 (B) .........................   $   300,000   $   297,293
      1.496%, 10/09/08 (C) .........................    30,790,000    30,633,310
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $30,960,521) ...........................                  30,930,603
                                                                     -----------
CASH EQUIVALENT (D) -- 3.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 2.340%
      (Cost $2,838,937) ............................     2,838,937     2,838,937
                                                                     -----------
   TOTAL INVESTMENTS -- 99.3%
      (Cost $79,377,422) ...........................                  80,237,218
                                                                     -----------
WRITTEN INDEX OPTION CONTRACTS -- (0.5)%
   Amex Biotech Index, July 2008, 710 Put ..........           (26)      (14,820)
   Amex Major Market Index, July 2008, 1200 Put ....           (37)      (45,880)
   CBOE Mini Index, July 2008, 182.50 Put ..........          (241)      (96,400)
   DJIA Index, July 2008, 110 Put ..................          (286)      (28,314)
   PHLX Utility Index, July 2008, 530 Put ..........           (80)      (48,000)
   Russell 1000 Index, July 2008, 690 Put ..........           (64)      (48,576)
   Russell 2000 Index, July 2008, 680 Put ..........           (65)      (79,105)
   S&P 500 Index, July 2008, 1270 Put ..............           (16)      (32,000)
                                                                     -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $268,992) .................                 $  (393,095)
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2008 (UNAUDITED)

The following forward foreign currency contracts were outstanding as of June 30, 2008:

                                                                  UNREALIZED
MATURITY          CURRENCY            CURRENCY      CONTRACT     APPRECIATION
  DATE           TO RECEIVE          TO DELIVER       VALUE     (DEPRECIATION)
--------         ----------         ------------   ----------   --------------
09/17/08   AUD    8,300,000   USD     (7,754,856)  $7,878,710      $123,854
09/17/08   EUR      500,000   USD       (774,470)     784,470        10,000
09/17/08   GBP    3,500,000   USD     (6,818,805)   6,921,952       103,147
09/17/08   NOK   40,000,000   USD     (7,697,489)   7,793,130        95,641
09/17/08   USD    1,884,393   JPY   (200,000,000)   1,884,393       (10,930)
09/17/08   USD    3,122,910   NZD     (4,200,000)   3,122,910       (30,873)
09/17/08   USD      826,044   SEK     (5,000,000)     826,044        (1,728)
09/17/08   USD    6,784,458   CHF     (7,000,000)   6,784,458       (94,525)
09/17/08   USD    7,853,069   CAD     (8,000,000)   7,853,069       (26,916)
                                                                   --------
                                                                   $167,670
                                                                   ========

The following futures contracts were outstanding as of June 30, 2008:

                     NUMBER                     UNREALIZED
CONTRACT               OF       SETTLEMENT     APPRECIATION
DESCRIPTION        CONTRACTS       MONTH      (DEPRECIATION)
-----------        ---------   ------------   --------------
CBOE VIX Index         8         July 2008       $ 13,120
CBOE VIX Index         9        August 2008        (2,240)
U.S. 2 Year Note      97       October 2008       (12,125)
                                                 --------
                                                 $ (1,245)
                                                 ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $80,821,651.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.

(D)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

CURRENCY LEGEND

AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO DOLLAR
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONE
USD U.S. DOLLAR

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND             ANALYTIC FUNDS
                                            GLOBAL LONG-SHORT FUND
                                            JUNE 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Cash Equivalents                  41.7%
U.S. Treasury Obligation           7.9%
Business Services                  5.8%
Finance                            4.8%
Consumer Products                  4.5%
Telephones & Telecommunications    4.5%
Petroleum                          3.9%
Electric Equipment & Services      3.3%
Aerospace & Defense                2.7%
Manufacturing                      2.7%
Insurance                          2.1%
Chemicals                          1.9%
Medical Products                   1.7%
Building & Construction            1.6%
Real Estate                        1.6%
Retail                             1.6%
Metals & Mining                    1.3%
Transportation Services            1.3%
Media                              0.8%
Computers & Services               0.7%
Utilities                          0.7%
Electronics                        0.6%
Import/Export                      0.6%
Alcoholic Beverages                0.5%
Automotive                         0.4%
Engineering/R&D                    0.4%
Paper Products                     0.2%
Purchased Options                  0.1%
Steel                              0.1%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK (+) -- 84.7%

                                                            SHARES      VALUE
                                                           -------   -----------
AUSTRALIA -- 1.4%
   Ansell ..............................................     4,969   $    44,156
   Incitec Pivot .......................................        37         6,569
                                                                     -----------
                                                                          50,725
                                                                     -----------
BERMUDA -- 2.0%
   ACE .................................................       400        22,036
   Everest Re Group ....................................       300        23,913
   PartnerRe ...........................................       400        27,652
                                                                     -----------
                                                                          73,601
                                                                     -----------
DENMARK -- 2.3%
   East Asiatic ........................................       250        17,323
   FLSmidth ............................................       300        32,957
   Vestas Wind Systems* ................................       250        32,746
                                                                     -----------
                                                                          83,026
                                                                     -----------
FINLAND -- 1.1%
   Nokia ...............................................     1,587        38,731
                                                                     -----------
FRANCE -- 7.5%
   Accor ...............................................       649        43,386
   France Telecom ......................................     1,615        47,608

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
FRANCE - CONTINUED
   PagesJaunes Groupe ..................................     3,321   $    48,923
   Technip .............................................       423        39,181
   Thales ..............................................       756        43,118
   Vivendi .............................................     1,364        51,792
                                                                     -----------
                                                                         274,008
                                                                     -----------
GERMANY -- 2.6%
   Bilfinger Berger ....................................       373        32,516
   Hochtief ............................................       101        10,282
   K+S .................................................        50        28,856
   MAN .................................................       215        23,885
                                                                     -----------
                                                                          95,539
                                                                     -----------
HONG KONG -- 2.3%
   Hysan Development ...................................    14,000        38,423
   Swire Pacific, Cl A .................................     3,000        30,683
   Wheelock ............................................     6,000        16,082
                                                                     -----------
                                                                          85,188
                                                                     -----------
ITALY -- 0.1%
   Unipol Gruppo Finanziario ...........................     2,041         4,820
                                                                     -----------
JAPAN -- 11.6%
   Acom ................................................       740        22,967
   daVinci Holdings* ...................................         8         5,487
   Ebara ...............................................     6,000        18,678
   Fujitsu .............................................     4,000        29,734
   H2O Retailing .......................................     4,000        27,772
   Hakuhodo DY Holdings ................................       660        35,240
   Hikari Tsushin ......................................       200         6,604
   Isetan Mitsukoshi Holdings ..........................     3,100        33,250
   Kirin Brewery .......................................     2,000        31,282
   Kyowa Hakko Kogyo ...................................     3,000        30,791
   Marubeni ............................................     2,000        16,735
   Mitsubishi Electric .................................     1,000        10,801
   Nippon Electric Glass ...............................     1,000        17,329
   Oki Electric Industry ...............................     9,000        13,839
   Okumura .............................................     1,000         4,056
   Promise .............................................       600        16,811
   Sankyo ..............................................       400        26,112
   Seiko Epson .........................................       200         5,509
   Sojitz ..............................................     5,600        18,701

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
JAPAN - CONTINUED
   Suzuken .............................................       700   $    25,886
   Tokyo Steel Manufacturing ...........................       600         6,945
   Yaskawa Electric ....................................     2,000        19,641
                                                                     -----------
                                                                         424,170
                                                                     -----------
NORWAY -- 1.0%
   Yara International ..................................       400        35,418
                                                                     -----------
SINGAPORE -- 1.3%
   Flextronics International* ..........................     2,500        23,500
   Jardine Cycle & Carriage ............................     2,000        25,025
                                                                     -----------
                                                                          48,525
                                                                        --------
SPAIN -- 3.9%
   Banco Santander .....................................       403         7,410
   Repsol YPF ..........................................       224         8,834
   Telefonica ..........................................     2,553        67,897
   Union Fenosa* .......................................       985        57,452
                                                                     -----------
                                                                         141,593
                                                                     -----------
SWEDEN -- 3.2%
   Billerud ............................................     1,400        10,706
   VInvestor, Cl B .....................................     2,400        50,770
   Tele2, Cl B .........................................     2,400        47,080
   Wihlborgs Fastigheter ...............................       400         7,198
                                                                     -----------
                                                                         115,754
                                                                     -----------
SWITZERLAND -- 4.9%
   ABB .................................................       806        22,995
   Kuoni Reisen Holding ................................        91        43,887
   PSP Swiss Property ..................................       705        42,012
   Schindler Holding ...................................       616        46,052
   Sulzer ..............................................        50         6,366
   Syngenta ............................................        60        19,571
                                                                     -----------
                                                                         180,883
                                                                     -----------
UNITED KINGDOM -- 6.9%
   Anglo American ......................................       438        30,736
   Cable & Wireless ....................................    13,551        40,669
   Charter .............................................     1,885        32,619

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
UNITED KINGDOM - CONTINUED
   Compass Group .......................................     5,386   $    40,679
   ICAP ................................................     2,995        32,306
   Stagecoach Group ....................................     6,822        38,015
   WM Morrison Supermarkets ............................     7,369        39,047
                                                                     -----------
                                                                         254,071
                                                                     -----------
UNITED STATES -- 32.6%
   Alcoa ...............................................       700        24,934
   Anadarko Petroleum ..................................       500        37,420
   Archer-Daniels-Midland ..............................     1,100        37,125
   Bank of New York Mellon .............................     1,200        45,396
   Bunge ...............................................       300        32,307
   Cimarex Energy ......................................       600        41,802
   Deere ...............................................       500        36,065
   Devon Energy ........................................       100        12,016
   Duke Energy .........................................     1,800        31,284
   Eastman Chemical ....................................       400        27,544
   Express Scripts, Cl A* ..............................       700        43,904
   Fluor ...............................................       200        37,216
   Freeport-McMoRan Copper & Gold, Cl B ................       200        23,438
   GameStop, Cl A* .....................................       900        36,360
   Hasbro ..............................................       800        28,576
   Hudson City Bancorp .................................       300         5,004
   IntercontinentalExchange* ...........................       200        22,800
   Invitrogen* .........................................     1,000        39,260
   Lennar, Cl A ........................................     1,500        18,510
   Manpower ............................................     1,000        58,240
   Mastercard, Cl A ....................................       100        26,552
   Moody's .............................................       100         3,444
   Nasdaq OMX Group* ...................................     1,100        29,205
   Northern Trust ......................................       800        54,856
   Northrop Grumman ....................................       500        33,450
   Occidental Petroleum ................................       500        44,930
   Owens-Illinois* .....................................       800        33,352
   Patterson-UTI Energy ................................       500        18,020
   Raytheon ............................................     1,146        64,497
   Reliant Energy* .....................................     1,900        40,413
   Salesforce.com* .....................................       100         6,823
   Sanmina-SCI* ........................................    14,400        18,432
   Synopsys* ...........................................     2,400        57,383
   Unum Group ..........................................     2,500        51,125

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES/
                                                       FACE AMOUNT/
                                                        CONTRACTS       VALUE
                                                       -----------   -----------
UNITED STATES - CONTINUED
   Western Digital* ................................           800   $    27,624
   Williams ........................................         1,100        44,341
                                                                     -----------
                                                                       1,193,648
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $3,272,631) ............................                   3,099,700
                                                                     -----------
PREFERRED STOCK (+) -- 1.0%
GERMANY -- 0.2%
   Fresenius Medical Care & KGaA ...................           108         5,513
                                                                     -----------
ITALY -- 0.8%
   Istituto Finanziario Industriale* ...............         1,507        30,036
                                                                     -----------
   TOTAL PREFERRED STOCK
      (Cost $43,008) ...............................                      35,549
                                                                     -----------
U.S.TREASURY OBLIGATION (A)(B) -- 13.5%
   U.S. Treasury Bill
      0.729%, 12/04/08
      (Cost $495,884) ..............................   $   500,000       495,489
                                                                     -----------
PURCHASED OPTION CONTRACTS -- 0.2%
UNITED STATES -- 0.2%
   S&P 500 Index
      July 2008, 1360 Call* ........................             6         1,020
      July 2008, 1225 Put* .........................             6         5,220
                                                                     -----------
   TOTAL PURCHASED OPTION CONTRACTS
      (Cost $9,222) ................................                       6,240
                                                                     -----------
CASH EQUIVALENTS(C) -- 71.0%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 2.340% ......................       146,764       146,764
   Union Bank of California Diversified
      Money Market Fund, Fiduciary Shares, 1.140% ..     2,453,193     2,453,193
                                                                     -----------
   TOTAL CASH EQUIVALENTS
      (Cost $2,599,957) ............................                   2,599,957
                                                                     -----------
   TOTAL INVESTMENTS -- 170.4%
      (Cost $6,420,702) ............................                   6,236,935
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - (86.3)%

                                                            SHARES      VALUE
                                                           -------   -----------
AUSTRALIA -- (1.7)%
   Caltex Australia ....................................    (1,482)  $   (18,574)
   Crown ...............................................    (4,238)      (37,782)
   Newcrest Mining .....................................      (187)       (5,258)
                                                                     -----------
                                                                         (61,614)
                                                                     -----------
BELGIUM -- (0.7)%
   Fortis ..............................................    (1,573)      (25,180)
                                                                     -----------
FINLAND -- (1.2)%
   Stora Enso ..........................................    (3,929)      (36,894)
   UPM-Kymmene .........................................      (307)       (5,031)
                                                                     -----------
                                                                         (41,925)
                                                                     -----------
FRANCE -- (4.1)%
   Alcatel .............................................    (5,740)      (34,908)
   Cie Generale de Geophysique Veritas* ................      (185)       (8,759)
   Klepierre ...........................................      (468)      (23,595)
   Pernod-Ricard .......................................       (99)      (10,178)
   Schneider Electric ..................................      (310)      (33,511)
   Zodiac ..............................................      (852)      (39,130)
                                                                     -----------
                                                                        (150,081)
                                                                     -----------
GERMANY -- (4.2)%
   Bayerische Motoren Werke ............................      (103)       (4,958)
   Continental .........................................       (50)       (5,142)
   Deutsche Bank .......................................      (335)      (28,950)
   Heidelberger Druckmaschinen .........................      (998)      (20,488)
   Infineon Technologies* ..............................    (3,236)      (28,195)
   IVG Immobilien ......................................      (648)      (12,793)
   Premiere* ...........................................    (1,257)      (27,726)
   Siemens .............................................      (226)      (25,110)
                                                                     -----------
                                                                        (153,362)
                                                                     -----------
GIBRALTAR -- (0.6)%
   PartyGaming* ........................................    (4,156)      (21,712)
                                                                     -----------
IRELAND -- (0.7)%
   Experian Group ......................................    (3,279)      (24,390)
                                                                     -----------
JAPAN -- (16.2)%
   Chiyoda .............................................    (1,000)      (10,886)
   Chubu Electric Power ................................    (1,300)      (31,763)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
JAPAN - CONTINUED
   Daiichi Sankyo ......................................    (1,000)  $   (27,593)
   Eisai ...............................................      (100)       (3,538)
   Elpida Memory* ......................................      (600)      (19,244)
   Haseko ..............................................    (7,000)       (9,377)
   Hirose Electric .....................................      (200)      (20,112)
   Hoya ................................................    (1,000)      (23,159)
   Kawasaki Heavy Industries ...........................    (7,000)      (18,688)
   Marui ...............................................    (3,000)      (23,405)
   Mitsubishi Chemical Holdings ........................    (6,000)      (34,980)
   NGK Spark Plug ......................................    (2,000)      (22,999)
   Nippon Mining Holdings ..............................    (3,500)      (21,957)
   Nippon Oil ..........................................    (1,000)       (6,726)
   Nissan Motor ........................................    (2,900)      (23,992)
   Nomura Holdings .....................................    (1,300)      (19,291)
   Rakuten .............................................       (29)      (14,664)
   SMC .................................................      (200)      (21,942)
   Square Enix .........................................    (1,100)      (32,583)
   T&D Holdings ........................................      (300)      (18,480)
   Takeda Pharmaceutical ...............................      (400)      (20,376)
   Tokyo Electric Power ................................    (1,500)      (38,630)
   Tokyo Electron ......................................      (300)      (17,320)
   Tokyo Gas ...........................................    (7,000)      (28,263)
   TonenGeneral Sekiyu .................................    (6,000)      (54,563)
   Toyota Motor ........................................      (600)      (28,357)
                                                                     -----------
                                                                        (592,888)
                                                                     -----------
NETHERLANDS -- (1.6)%
   ING Groep ...........................................    (1,317)      (42,029)
   James Hardie Industries .............................    (3,952)      (16,080)
                                                                     -----------
                                                                         (58,109)
                                                                     -----------
NORWAY -- (0.1)%
   Renewable Energy* ...................................      (150)       (3,887)
                                                                     -----------
SINGAPORE -- (0.8)%
   ComfortDelgro .......................................   (13,000)      (14,352)
   Singapore Technologies Engineering ..................    (8,000)      (16,193)
                                                                     -----------
                                                                         (30,545)
                                                                     -----------
SWEDEN -- (2.5)%
   Alfa Laval ..........................................      (300)       (4,676)
   Boliden .............................................    (2,800)      (22,855)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SWEDEN - CONTINUED
   Sandvik .............................................    (2,600)  $   (35,659)
   Ssab Svenskt Stal ...................................      (900)      (29,175)
                                                                     -----------
                                                                         (92,365)
                                                                     -----------
SWITZERLAND -- (4.8)%
   Credit Suisse Group .................................      (801)      (36,881)
   Givaudan ............................................       (60)      (53,780)
   STMicroelectronics ..................................    (4,225)      (44,008)
   UBS* ................................................    (1,902)      (40,034)
                                                                     -----------
                                                                        (174,703)
                                                                     -----------
UNITED KINGDOM -- (9.1)%
   Barratt Developments ................................    (4,027)       (4,648)
   Bovis Homes Group ...................................    (2,839)      (19,210)
   British Energy Group ................................    (2,033)      (28,828)
   Cadbury .............................................    (2,450)      (30,840)
   DSG International ...................................   (20,537)      (18,188)
   Enterprise Inns .....................................    (4,068)      (32,870)
   Persimmon ...........................................    (2,283)      (14,358)
   Rentokil Initial ....................................   (13,313)      (26,296)
   Shire ...............................................    (3,467)      (56,821)
   Smiths Group ........................................    (1,083)      (23,407)
   Tate & Lyle .........................................    (3,073)      (24,310)
   Taylor Wimpey .......................................   (16,366)      (20,194)
   Wolseley ............................................    (3,576)      (26,795)
   Yell Group ..........................................    (5,177)       (7,264)
                                                                     -----------
                                                                        (334,029)
                                                                     -----------
UNITED STATES -- (38.0)%
   American International Group ........................      (500)      (13,230)
   American Tower* .....................................    (1,500)      (63,375)
   Amylin Pharmaceuticals* .............................    (1,100)      (27,929)
   Baker Hughes ........................................      (600)      (52,404)
   Bank of America .....................................      (500)      (11,935)
   Brown & Brown .......................................    (1,800)      (31,302)
   Brown-Forman ........................................      (700)      (52,899)
   CB Richard Ellis Group* .............................    (1,200)      (23,040)
   Celgene* ............................................      (200)      (12,774)
   Cephalon* ...........................................      (400)      (26,676)
   Citigroup ...........................................    (1,600)      (26,816)
   Constellation Brands* ...............................    (1,600)      (31,776)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
UNITED STATES - CONTINUED
   Cooper ..............................................      (100)  $    (3,715)
   Crown Castle International* .........................    (1,300)      (50,349)
   Embarq ..............................................    (1,100)      (51,997)
   Equitable Resources .................................      (700)      (48,342)
   First American ......................................      (800)      (21,120)
   Forest City Enterprises .............................    (1,000)      (32,220)
   Gannett .............................................      (700)      (15,169)
   Harley-Davidson .....................................    (1,100)      (39,886)
   Hershey .............................................      (900)      (29,502)
   IAC* ................................................    (1,900)      (36,632)
   Lam Research* .......................................      (100)       (3,615)
   Lamar Advertising* ..................................    (1,000)      (36,030)
   Las Vegas Sands* ....................................      (500)      (23,720)
   Lehman Brothers Holdings ............................      (200)       (3,962)
   Liberty Global* .....................................      (400)      (12,572)
   Macy's ..............................................    (1,200)      (23,304)
   Merrill Lynch .......................................      (900)      (28,539)
   MetroPCS Communications* ............................    (1,300)      (23,023)
   Micron Technology* ..................................    (1,900)      (11,400)
   Motorola ............................................    (1,100)       (8,074)
   Progressive .........................................    (2,400)      (44,928)
   SanDisk* ............................................      (800)      (14,960)
   Schering-Plough .....................................    (1,900)      (37,411)
   SLM* ................................................    (1,000)      (19,350)
   Southwest Airlines ..................................    (2,456)      (32,026)
   Sprint Nextel .......................................    (4,200)      (39,900)
   Sunoco ..............................................      (300)      (12,207)
   Symantec* ...........................................    (1,500)      (29,025)
   Tesoro ..............................................      (600)      (11,862)
   UDR (D) .............................................    (1,700)      (38,046)
   United Parcel Service ...............................      (900)      (55,323)
   UnitedHealth Group ..................................      (800)      (21,000)
   Valero Energy .......................................      (700)      (28,826)
   Vulcan Materials ....................................      (500)      (29,890)
   Weyerhaeuser ........................................      (700)      (35,798)
   WR Berkley ..........................................    (1,100)      (26,576)
   Wyeth ...............................................      (100)       (4,796)
   Wynn Resorts ........................................      (400)      (32,540)
                                                                     -----------
                                                                      (1,391,791)
                                                                     -----------
   TOTAL SECURITIES SOLD SHORT
     (Proceeds $3,779,512) ...............................            (3,156,581)
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2008 (UNAUDITED)

WRITTEN INDEX OPTION CONTRACTS - (0.3)%

                                                         CONTRACTS      VALUE
                                                         ---------   -----------
   S&P 500 Index
      July 2008, 1355 Call ..............................   (6)       $ (1,230)
      July 2008, 1260 Put ...............................   (6)        (10,500)
                                                                      --------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $12,918) .......................             $(11,730)
                                                                      --------

The following futures contracts were outstanding as of June 30, 2008:

                           NUMBER                       UNREALIZED
CONTRACT                     OF        SETTLEMENT      APPRECIATION
DESCRIPTION              CONTRACTS        MONTH       (DEPRECIATION)
-----------              ---------   --------------   --------------
Amsterdam Index               4         July 2008        $(44,163)
Australian Dollar            10      September 2008        12,950
British Pound                 9      September 2008        18,506
CAC 40 10 Euro Index          7         July 2008         (29,904)
Canadian Dollar             (10)     September 2008        (1,800)
CBOE VIX Index                1         July 2008           1,640
CBOE VIX Index                3        August 2008           (680)
DAX Index                     1      September 2008       (13,512)
DJ Euro Stoxx 50 Index        5      September 2008       (14,353)
Euro Dollar                   2      September 2008         4,838
FTSE 100 Index                4      September 2008       (14,462)
Hang Seng Index               2         July 2008          (7,048)
IBEX Index                   (1)        July 2008          13,235
Japanese Yen                 (1)     September 2008          (881)
OMX Index                    (9)        July 2008          12,731
S&P 500 E Mini Index          3      September 2008        (9,330)
S&P/MIB Index                 3      September 2008       (36,194)
S&P/TSE 60 Index             (2)     September 2008         7,462
SPI 200 Index                (6)     September 2008        25,878
Swiss Franc                   1      September 2008         1,431
TOPIX Index                  (1)     September 2008         7,671
                                                         --------
                                                         $(65,985)
                                                         ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $3,659,535.

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT
     SALES.

CL   CLASS

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(C)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

(D)  REAL ESTATE INVESTMENT TRUST

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       JUNE 30, 2008 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                            SHORT-TERM    GLOBAL LONG-SHORT
                                                            INCOME FUND         FUND
                                                           ------------   -----------------
ASSETS
Investments, at Cost ...................................   $ 79,377,422       $ 6,420,702
                                                           ============       ===========
Investments, at Value -- Note 2 ........................     80,237,218         6,236,935
Cash ...................................................            788           578,147
Foreign Currency (Cost $0, $10,678) ....................             --            10,678
Receivable for Capital Shares Sold .....................        625,048                --
Dividends and Interest Receivable ......................        508,756             8,020
Unrealized Appreciation on Forward Contracts ...........        332,642                --
Receivable due from Investment Adviser .................         21,646            12,724
Receivable for Variation Margin on Futures Contracts ...         10,609            37,953
Reclaims Receivable ....................................             --             7,282
Prepaid Expenses .......................................         12,429             8,532
                                                           ------------       -----------
      Total Assets .....................................     81,749,136         6,900,271
                                                           ------------       -----------
LIABILITIES
Payable for Securities Sold Short at Value
   (Proceeds $0, $3,779,512) ...........................             --         3,156,581
Options Written, at Value (Premiums Received
   $268,992, $12,918) ..................................        393,095            11,730
Payable for Capital Shares Redeemed ....................        220,710            28,884
Unrealized Depreciation on Forward Contracts ...........        164,972                --
Payable due to Administrator ...........................         19,461             1,031
Payable for Variation Margin on Futures Contracts ......          6,316             8,727
Income Distribution Payable ............................          3,696                --
Payable due to Trustees ................................          2,503               125
Chief Compliance Officer Fees Payable ..................          1,707               232
Payable for Dividends on Securities Sold Short .........             --             5,604
Other Accrued Expenses .................................        115,025            27,822
                                                           ------------       -----------
      Total Liabilities ...................................     927,485         3,240,736
                                                           ------------       -----------
NET ASSETS .............................................   $ 80,821,651       $ 3,659,535
                                                           ============       ===========
NET ASSETS CONSIST OF:
Paid-in Capital ........................................   $ 80,663,599       $ 6,542,086
(Distributions in Excess of Net Investment Income)/
   Accumulated Net Investment Income ...................       (377,830)           57,713
Accumulated Net Realized Loss ..........................       (366,236)       (3,315,441)
Unrealized Appreciation on Investments and Written
   Options (including securities sold short) ...........        735,693           440,352
Unrealized Depreciation on Futures Contracts ...........         (1,245)          (65,985)
Unrealized Appreciation on Foreign Currency and
   Translation of Other Assets and Liabilities in
   Foreign Currency ....................................        167,670               810
                                                           ------------       -----------
Net Assets .............................................   $ 80,821,651       $ 3,659,535
                                                           ============       ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited
   authorization -- no par value) ......................      7,803,267           394,050
                                                           ------------       -----------
NET ASSET VALUE, Offering and Redemption Price
   Per Share ...........................................   $      10.36       $      9.29
                                                           ============       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2008 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                            SHORT-TERM    GLOBAL LONG-SHORT
                                                            INCOME FUND          FUND
                                                           ------------   -----------------
INVESTMENT INCOME
Dividends ..............................................    $    22,289       $ 103,283
Interest ...............................................      1,508,643          22,368
                                                            -----------       ---------
   TOTAL INVESTMENT INCOME .............................      1,530,932         125,651
                                                            -----------       ---------
EXPENSES
Investment Advisory Fees ...............................        118,076          29,466
Administration Fees ....................................        115,699           8,676
Trustees'Fees ..........................................          7,185             647
Chief Compliance Officer Fees ..........................          5,328             263
Shareholder Servicing Fees .............................        119,753          11,731
Dividends on Securities Sold Short .....................             --          95,009
Transfer Agent Fees ....................................         41,365          16,350
Legal Fees .............................................         28,552           2,161
Printing Fees ..........................................         22,485           1,840
Audit Fees .............................................         10,144           9,900
Registration and Filing Fees ...........................          8,836           9,098
Custodian Fees .........................................          3,762          40,128
Pricing Fees ...........................................          3,486           7,929
Other Expenses .........................................          5,843             750
                                                            -----------       ---------
   TOTAL EXPENSES ......................................        490,514         233,948
Less:
Waiver of Investment Advisory Fees .....................       (118,076)        (29,466)
Reimbursement of Expenses by Investment Adviser ........       (133,717)        (70,719)
Fees Paid Indirectly -- Note 4 .........................         (2,556)           (444)
                                                            -----------       ---------
   NET EXPENSES ........................................        236,165         133,319
                                                            -----------       ---------
NET INVESTMENT INCOME (LOSS) ...........................      1,294,767          (7,668)
                                                            -----------       ---------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) .......        117,559         168,501
   Written Option Contracts ............................     (1,105,924)       (193,786)
   Foreign Currency Transactions .......................        (46,557)        (41,303)
   Futures Contracts ...................................        107,802        (679,055)
                                                            -----------       ---------
   TOTAL NET REALIZED (GAIN) LOSS ......................       (927,120)       (745,643)
                                                            -----------       ---------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON:
   Investments (including securities sold short) .......       (228,174)        (19,255)
   Written Option Contracts ............................         46,375          13,342
   Foreign Currency Transactions .......................        383,852             109
   Futures Contracts ...................................         28,755          41,906
                                                            -----------       ---------
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ... ...............................        230,808          36,102
                                                            -----------       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .............       (696,312)       (709,541)
                                                            -----------       ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................    $   598,455       $(717,209)
                                                            ===========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SHORT-TERM INCOME FUND         GLOBAL LONG-SHORT FUND
                                                           ----------------------------   ----------------------------
                                                             SIX MONTHS       YEAR          SIX MONTHS       YEAR
                                                               ENDED          ENDED           ENDED          ENDED
                                                           JUNE 30, 2008   DECEMBER 31,   JUNE 30, 2008   DECEMBER 31,
                                                            (UNAUDITED)       2007         (UNAUDITED)       2007
                                                           -------------   ------------   -------------   ------------
OPERATIONS:
   Net Investment Income (Loss) ........................    $  1,294,767   $  3,108,256    $    (7,668)   $    337,694
   Net Realized Gain (Loss) ............................        (927,120)       675,062       (745,643)       (976,702)
   Net Change in Unrealized Appreciation
      (Depreciation) ...................................         230,808        695,462         36,102        (237,422)
                                                            ------------   ------------    -----------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................         598,455      4,478,780       (717,209)       (876,430)
                                                            ------------   ------------    -----------    ------------
DIVIDENDS:
   Net Investment Income ...............................      (1,396,155)    (3,130,613)            --        (469,297)
   Realized Capital Gains ..............................              --        (45,776)            --              --
                                                            ------------   ------------    -----------    ------------
   TOTAL DIVIDENDS .....................................      (1,396,155)    (3,176,389)            --        (469,297)
                                                            ------------   ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued ...........................................      20,824,785     41,703,634      1,210,623      10,221,806
      Reinvestment of Distributions ....................       1,365,634      3,126,406             --         450,828
      Redemption Fees ..................................           5,540            654          7,449           6,202
      Redeemed .........................................     (18,695,952)   (33,066,901)    (5,477,747)    (13,414,763)
                                                            ------------   ------------    -----------    ------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
      TRANSACTIONS                                             3,500,007     11,763,793     (4,259,675)     (2,735,927)
                                                            ------------   ------------    -----------    ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............       2,702,307     13,066,184     (4,976,884)     (4,081,654)
                                                            ------------   ------------    -----------    ------------
NET ASSETS:
   Beginning of Period .................................      78,119,344     65,053,160      8,636,419      12,718,073
                                                            ------------   ------------    -----------    ------------
   End of Period .......................................    $ 80,821,651   $ 78,119,344    $ 3,659,535    $  8,636,419
                                                            ============   ============    ===========    ============
   (Distributions in Excess of Net Investment Income)/
      Accumulated Net Investment Income ................    $   (377,830)  $   (276,442)   $    57,713    $     65,381
                                                            ============   ============    ===========    ============
SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued ...........................................       1,999,352      4,041,411        128,075         905,474
      Reinvestment of Distributions ....................         131,100        302,406            113          44,113
      Redeemed .........................................      (1,796,171)    (3,198,049)      (590,078)     (1,231,843)
                                                            ------------   ------------    -----------    ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ..........................         334,281      1,145,768       (461,890)       (282,256)
                                                            ============   ============    ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2008 (UNAUDITED)

STATEMENT OF CASH FLOWS

                                                                  GLOBAL
                                                                LONG-SHORT
                                                                   FUND
                                                               ------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in net assets resulting from operations ....   $   (717,209)
   Adjustments to reconcile net decrease in net assets
      resulting from operations to net cash provided by
      operating activities
      Purchase of investments ..............................    (15,578,512)
      Proceeds from sales of investments ...................     23,798,352
      Purchases to cover securities sold short .............     (9,098,303)
      Proceeds from securities sold short ..................      5,610,924
      Premiums received from options written ...............        969,245
      Premiums paid to closed options ......................     (1,373,959)
      Realized loss on written options .....................        193,786
      Accretion/Amortization of discounts/premiums on
         investments .......................................        (22,368)
      Realized gains from security transactions ............       (168,501)
      Unrealized losses from security transactions .........          5,913
      Decrease in dividends and interest receivable ........         23,735
      Increase in foreign currency .........................         (2,619)
      Decrease in variation margin on futures contracts
         receivable ........................................          7,814
      Decrease in receivable due from investment advisor ...            596
      Increase in reclaims receivable ......................         (2,933)
      Decrease in prepaid expenses .........................          2,211
      Decrease in payable for variation margin on futures
         contracts .........................................        (37,797)
      Decrease in payable for dividends on securities sold
         short .............................................         (3,454)
      Decrease in payable for chief compliance officer
         fees ..............................................           (668)
      Decrease in payable for trustees fees ................            (39)
      Decrease in payable for administration fees ..........         (1,141)
      Decrease in payable for other accrued expenses .......        (10,467)
                                                               ------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES .........      3,594,606
                                                               ------------
CASH FLOWS FROM FINANCING ACTIVITIES
      Proceeds from issuance of shares .....................      1,293,353
      Share redemptions ....................................     (5,487,516)
                                                               ------------
         NET CASH USED IN FINANCING ACTIVITIES .............     (4,194,163)
                                                               ------------
         NET DECREASE IN CASH ..............................       (599,557)
                                                               ------------
CASH
Beginning of period ........................................      1,177,704
                                                               ------------
CASH AT END OF PERIOD ......................................   $    578,147
                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED                       YEARS ENDED DECEMBER 31,
                                                 JUNE 30, 2008   --------------------------------------------------------
                                                  (UNAUDITED)@     2007         2006         2005         2004      2003
                                                 -------------   -------      -------      -------      -------   -------
Net Asset Value,
   Beginning of Period .......................     $ 10.46       $ 10.29      $ 10.24      $ 10.37      $ 10.45   $ 10.19
                                                   -------       -------      -------      -------      -------   -------
Income from Investment Operations:
   Net Investment Income* ....................        0.17          0.44         0.41         0.28         0.16      0.16
   Net Realized and Unrealized Gain (Loss) ...       (0.09)         0.19         0.06         0.05         0.06      0.42
                                                   -------       -------      -------      -------      -------   -------
   Total from Investment Operations ..........        0.08          0.63         0.47         0.33         0.22      0.58
                                                   -------       -------      -------      -------      -------   -------
Redemption Fees ..............................          --**          --**         --           --           --        --
                                                   -------       -------      -------      -------      -------   -------
Dividends and Distributions:
   Net Investment Income .....................       (0.18)        (0.45)       (0.42)(2)    (0.46)       (0.27)    (0.32)
   Net Realized Gains ........................          --         (0.01)          --           --        (0.03)       --
                                                   -------       -------      -------      -------      -------   -------
   Total Dividends and Distributions .........       (0.18)        (0.46)       (0.42)       (0.46)       (0.30)    (0.32)
                                                   -------       -------      -------      -------      -------   -------
Net Asset Value,
   End of Period .............................     $ 10.36       $ 10.46      $ 10.29      $ 10.24      $ 10.37   $ 10.45
                                                   =======       =======      =======      =======      =======   =======
TOTAL RETURN+ ................................        0.81%         6.18%        4.70%        3.20%        2.12%     5.76%
                                                   =======       =======      =======      =======      =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........     $80,822       $78,119      $65,053      $48,349      $25,874   $15,055
Ratio of Expenses to Average Net Assets ......        0.61%(1)      0.61%(1)     0.61%(1)     0.60%(1)     0.60%     0.60%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and Fees
   Paid Indirectly) ..........................        1.25%         1.27%        1.47%        1.12%        1.55%     2.26%
Ratio of Net Investment Income to Average Net
   Assets ....................................        3.29%         4.28%        3.99%        2.70%        1.55%     1.53%
Portfolio Turnover Rate ......................          15%           54%          23%         100%          25%       22%

@ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

*    PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT REPRESENTS LESS THAN $0.01.

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISOR DURING THE YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.

(2)  INCLUDES A RETURN OF CAPITAL OF $(0.02).

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED                      YEARS ENDED DECEMBER 31,
                                                 JUNE 30, 2008   -----------------------------------------------------
                                                  (UNAUDITED)@    2007         2006        2005        2004      2003
                                                 -------------   ------      -------      ------      ------    ------
Net Asset Value, Beginning of Period .........     $10.09        $11.17      $ 10.06      $ 9.10      $ 8.51    $ 6.75
                                                   ------        ------      -------      ------      ------    ------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)* .............      (0.01)         0.28         0.25        0.03       (0.12)     0.03
   Net Realized and Unrealized Gain (Loss) ...      (0.80)        (0.85)        1.10        0.93        0.71      1.76
                                                   ------        ------      -------      ------      ------    ------
   Total from Investment Operations ..........      (0.81)        (0.57)        1.35        0.96        0.59      1.79
                                                   ------        ------      -------      ------      ------    ------
Redemption Fees ..............................       0.01          0.01           --**        --**        --        --
                                                   ------        ------      -------      ------      ------    ------
Dividends and Distributions:
   Net Investment Income .....................         --         (0.52)       (0.24)         --          --**   (0.03)
                                                   ------        ------      -------      ------      ------    ------
   Total Dividends and Distributions .........         --         (0.52)       (0.24)         --          --**   (0.03)
                                                   ------        ------      -------      ------      ------    ------
Net Asset Value, End of Period ...............     $ 9.29        $10.09      $ 11.17      $10.06      $ 9.10    $ 8.51
                                                   ======        ======      =======      ======      ======    ======
TOTAL RETURN+ ................................      (7.93)%       (5.03)%      13.39%      10.55%       6.98%    26.59%
                                                   ======        ======      =======      ======      ======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........     $3,660        $8,636      $12,718      $5,479      $2,643    $2,267
Ratio of Expenses to Average Net Assets
   (including Dividend Expense) ..............       4.54%(4)      4.36%(3)     3.93%(2)    4.04%(1)    3.90%     2.04%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense) ..............       1.32%(4)      1.31%(3)     1.31%(2)    1.31%(1)    1.30%     1.30%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and Fees
   Paid Indirectly and Including Dividend
   Expense) ..................................       7.94%         5.86%        6.18%       6.13%       8.06%     7.42%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ........................      (0.26)%        2.49%        2.29%       0.28%      (1.41)%    0.35%
Portfolio Turnover Rate ......................        123%          262%         117%        134%         73%      162%

@ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

*    PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT REPRESENTS LESS THAN $0.01.

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED RNS SHOWNAND/OR DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.03% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2005.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 3.92% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2006.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.35% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2007.

(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.52% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE PERIOD ENDED JUNE 30, 2008.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  ANALYTIC FUNDS
                                                                  JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 35 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (each a "Fund" and collectively the "Funds"). The investment objective of the Short-Term Income Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk by investing primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. The investment objective of the Global Long-Short Fund is above average total returns by investing primarily in long and short positions in equity securities of publicly traded companies in the United States and in foreign developed markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

     trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     The Global Long-Short Fund use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Fund believes that the fair values provided by FT are not reliable, the Adviser contacts the administrator and requests that a meeting of the Committee be held. There were no fair valued securities as of June 30, 2008.

     The Fund's adopted Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

          - Level 1 - quoted prices in active markets for identical investments

          - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The valuation techniques used by the Fund's to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

     The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:

INVESTMENTS IN SECURITIES       LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
-------------------------     -----------   -----------   -------   -----------
Short-Term Income Fund        $ 2,838,937   $77,398,281     $ --    $80,237,218
Global Long-Short Fund          5,529,761       707,174       --      6,236,935

OTHER FINANCIAL INSTRUMENTS*    LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
----------------------------  -----------   -----------   -------   -----------
Short-Term Income Fund        $  (226,670)      $ --        $ --    $  (226,670)
Global Long-Short Fund         (3,234,296)        --          --     (3,234,296)

* OTHER FINANCIAL INSTRUMENTS ARE WRITTEN OPTION CONTRACTS, FORWARDS, FUTURES AND SECURITIES SOLD SHORT.

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                          BEGINNING     Change in                      Net         ENDING
                          BALANCE AS    unrealized    Net realized   purchase/    BALANCE AS
                         OF 12/31/07   depreciation      gain         sales      OF 6/30/08
                         -----------   ------------   ------------   ---------   -----------
GLOBAL LONG-SHORT FUND    $(10,702)      $(3,162)        $3,761       $10,103        $ --

     If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds'Board.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

     specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     FUTURES CONTRACTS -- Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     DERIVATIVE FINANCIAL INSTRUMENTS-- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

     WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for the Funds, will be distributed annually.

     REDEMPTION FEES -- The Short-Term Income Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 10 days. The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the six months ended June 30, 2008, the Short-Term Income Fund and the Global Long-Short Fund retained $5,540 and $7,449, respectively, in redemption fees.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, Short-Term Income Fund and the Global Long-Short Fund earned credits of $2,556 and $444, respectively, which were used to offset transfer agent expenses. These are presented as "Fees Paid Indirectly" in the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5.INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.30% of the average daily net assets of the Short-Term Income Fund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

6.INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments, written index options and securities sold short, for the period ended June 30, 2008, were as follows:

                                                             U.S. GOVT.        U.S. GOVT.
                          PURCHASES   SALES AND MATURITIES    PURCHASES   SALES AND MATURITIES
                         ----------   --------------------   ----------   --------------------
Short-Term Income Fund   $2,008,676       $19,377,680        $5,564,584       $7,170,421
Global Long-Short Fund    6,251,114         9,776,873                --               --

Transactions in option contracts written for the period ended June 30, 2008, were as follows:

                                                       SHORT-TERM INCOME FUND   GLOBAL LONG-SHORT FUND
                                                      -----------------------   ----------------------
                                                      NUMBER OF                 NUMBER OF
                                                      CONTRACTS     PREMIUMS    CONTRACTS     PREMIUMS
                                                      ---------   -----------   ---------    ---------
Outstanding at December 31, 2007                         2,405    $   285,718      118       $ 223,846
Options written                                         19,306      4,092,942      840         969,245
Options terminated in closing purchase transactions    (11,973)    (2,191,574)    (635)       (547,824)
Options expired                                         (8,923)    (1,918,094)    (311)       (632,349)
                                                        ------    -----------     ----       ---------
Outstanding at June 30, 2008                               815    $   268,992       12       $  12,918
                                                        ======    ===========     ====       =========

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds' financial statements The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from the distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                          ORDINARY      LONG-TERM    RETURN OF
FUNDS                      INCOME     CAPITAL GAIN    CAPITAL      TOTAL
-----                    ----------   ------------   ---------   ----------
Short-Term Income Fund
2007                     $3,130,613     $45,776       $     --   $3,176,389
2006                      2,393,373          --        114,435    2,507,808
Global Long-Short Fund
2007                        469,297          --             --      469,297
2006                        263,557          --             --      263,557

As of December 31, 2007, the components of Accumulated Gains/(Losses) on a tax basis were as follows:

                                       SHORT-TERM      GLOBAL
                                          INCOME     LONG-SHORT
                                          FUND         FUND
                                       ----------   -----------
Undistributed Ordinary Income          $   61,331   $   146,574
Undistributed Long-Term Capital Gain      297,780            --
Capital Loss Carryforwards                     --    (2,188,397)
Post October Losses                            --      (572,275)
Post October Currency Losses             (407,733)      (14,643)
Net Unrealized Appreciation             1,004,374       463,399
                                       ----------   -----------
Total Accumulated Gains/(Losses)       $  955,752   $(2,165,342)
                                       ==========   ===========

For Federal income tax purposes, net capital loss carryforwards as of December 31, 2007 (which will expire in the years indicated) may be carried forward and applied against future net capital gains as follows:

FUNDS                      2009       2010       2015        TOTAL
-----                    --------   --------   --------   ----------
Global Long-Short Fund   $818,550   $524,576   $845,271   $2,188,397

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

During the year ended December 31, 2007, the Short-Term Income Fund and the Global Long-Short Fund utilized net capital loss carryforwards of $107,905 and $0, respectively, to offset net capital gains.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2007 through December 31, 2007 that, in accordance with Federal income tax regulations the Short-Term Income Fund has elected to defer and treat as having arisen in the following fiscal year.

At June 30, 2008, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities (excluding securities sold short and written index option contracts) held by the Funds were as follows:

                                                                  NET UNREALIZED
                          FEDERAL     APPRECIATED   DEPRECIATED    APPRECIATION
FUNDS                     TAX COST     SECURITIES    SECURITIES   (DEPRECIATION)
-----                   -----------   -----------   -----------   --------------
Short-Term Income Fund  $79,525,309     $845,607     $(133,698)     $ 711,909
Global Long-Short Fund    6,420,702      112,233      (296,000)      (183,767)

8. INVESTMENT RISKS:

At June 30, 2008, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At June 30, 2008, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

FUNDS                    NO. OF SHAREHOLDERS   % OWNERSHIP
-----                    -------------------   -----------
Short-Term Income Fund            2               79.75%
Global Long-Short Fund            2               62.16

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. ACCOUNTING PRONOUNCEMENT:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                    1/1/08     6/30/08      RATIOS      PERIOD*
                                  ---------   ---------   ----------   --------
ACTUAL FUND RETURN
Analytic Short-Term Income Fund   $1,000.00   $1,008.10      0.60%      $ 3.00
Analytic Global Long-Short Fund    1,000.00      920.70      4.52        21.59

HYPOTHETICAL 5% RETURN
Analytic Short-Term Income Fund   $1,000.00   $1,021.88      0.60%      $ 3.02
Analytic Global Long-Short Fund    1,000.00    1,002.39      4.52        22.50

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 182/366 (to reflect the one-half year period).

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                             Analytic Investors, LLC
                              555 West Fifth Street
                                   50th Floor
                             Los Angeles, CA 90013

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Funds described.

ANA-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 _______________________________
                                                 Philip T. Masterson, President

Date:  September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 _______________________________
                                                 Philip T. Masterson, President

Date:  September 4, 2008


By (Signature and Title)                         /s/ Michael Lawson
                                                 _______________________________
                                                 Michael Lawson
                                                 Controller & CFO


Date:  September 4, 2008